Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Discontinued Operations (Details) [Line Items]
Impairment loss	$ 1,900
Discontinued operations [Member]
Discontinued Operations (Details) [Line Items]
Account receivables		$ 431